Capital management - ING capital position (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Capital Management [Line Items]
Shareholders' equity	€ 52,640	€ 51,889	€ 49,851	€ 48,136
- Reserved profit not included in CET1 capital	3,266
Additional Tier 1 securities CRR/CRD IV-compliant	4,660	5,312
Supplementary capital Tier 2 bonds CRR/CRD IV-compliant	9,206	8,789
fully-loaded [member]
Disclosure Of Capital Management [Line Items]
Shareholders' equity	54,637	53,769
- Reserved profit not included in CET1 capital	(3,266)	(1,754)
- Other adjustments	(4,037)	(4,464)
Regulatory adjustments	(7,303)	(6,217)
Available common equity Tier 1 capital	47,333	47,552
Additional Tier 1 securities CRR/CRD IV-compliant	5,643	6,916
Regulatory adjustments additional Tier 1	48	51
Available Tier 1 capital	53,024	54,519
Supplementary capital Tier 2 bonds CRR/CRD IV-compliant	9,359	8,943
Regulatory adjustments Tier 2	(846)	(1,158)
Available Total capital	61,537	62,303
Risk weighted assets	€ 306,324	€ 326,414
Common equity Tier 1 ratio	15.45%	14.57%
Tier 1 ratio	17.31%	16.70%
Total capital ratio	20.09%	19.09%